Material Non-Cash Transactions	12 Months Ended
Jun. 30, 2026
Material Non-Cash Transactions [Abstract]
MATERIAL NON-CASH TRANSACTIONS

12(b). MATERIAL NON-CASH TRANSACTIONS

Material non-cash investing and financing activities disclosed in other notes are:

	2026 A$	2025 A$
Project acquisition costs partially settled by issue of shares – see Note 10	44,686,382	279,091

Project acquisition costs partially settled by issue of options – see Note 11	17,406,388	-

Shares issued to employees and consultants for service / fees – See Note 10	1,508,000	792,444

Performance rights and options issued to employees under the Employee Share Incentive Pan – see Note 11	10,934,330	394,213

Options and rights issued for corporate advisory services – see Note 11	23,954,518	-